Earnings / (loss) per share	12 Months Ended
Dec. 31, 2021
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Earnings / (loss) per share

Note 12. Earnings / (loss) per share
a) Basic
Basic earnings (loss) per share is calculated by dividing the Company’s profit or loss by the weighted average number of ordinary shares outstanding during the year.
b) Diluted
Diluted earnings (loss) per share is calculated by dividing the Company’s profit or loss by the weighted average number of ordinary shares outstanding during the year, plus the weighted average of dilutive potential ordinary shares.
Potential ordinary shares will be considered dilutive when their conversion to ordinary shares may reduce earnings per share or increase losses per share. They will be considered antidilutive when their conversion to ordinary shares may result in an increase in earnings per share or a reduction in loss per share.
The calculation of diluted earnings (loss) per share does not involve a conversion; the exercise or other issue of shares that may have an antidilutive effect on loss per share, or when the exercise price is higher than the average price of ordinary shares during the year, no dilution effect is booked, as diluted earnings (loss) per share is equal to basic earnings (loss) per share.

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Weighted average number of ordinary shares	88,242,621	87,473,056	80,068,287

Basic earnings / (loss) per share (in US dollars per share)	0.574	(1.175)	(0.409)

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Weighted average number of ordinary shares	93,273,978	87,473,056	80,068,287

Diluted earnings / (loss) per share (in US dollars per share)	0.543	(1.175)	(0.409)

As of December 31, 2019, the Company holds the following ordinary shares that, on the date of this consolidated financial statements, are currently out of the money. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings / (loss) per share:

i.	21,666,667 Series A shares related to 65,000,000 Series A warrants (See Note 18.3);

ii.	9,893,333 Serie A shares related to 29,680,000 warrants (See Note 18.3);

iii.	1,666,667 Serie A shares related to 5,000,000 securities (Forward Purchase Agreement or “FPA”) (See Note 18.3);

iv.	8,432,068 Series A shares to be used in the LTIP.
As of December 31, 2020, the Company holds the following ordinary shares that, on the date of this consolidated financial statements, are currently out of the money. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings / (loss) per share:

i.	21,666,667 Series A shares related to 65,000,000 Series A warrants (See Note 18.3);

ii.	9,893,333 Serie A shares related to 29,680,000 warrants (See Note 18.3);

iii.	1,666,667 Serie A shares related to 5,000,000 securities (Forward Purchase Agreement or “FPA”) (See Note 18.3);

iv.	7,714,286 Series A shares to be used in the LTIP.
Due to the anti-dilutive nature of the potential common shares disclosed above there are no differences with the basic loss per share.
As of December 31, 2021, the Company holds the following ordinary shares that, on the date of this consolidated financial statements, are currently out of the money. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings / (loss) per share:

i.	21,666,667 Series A shares related to 65,000,000 Series A warrants (See Note 18.3);

ii.	9,893,333 Series A shares related to 29,680,000 warrants (See Note 18.3);

iii.	1,666,667 Series A shares related to 5,000,000 securities (Forward Purchase Agreement or “FPA”) (See Note 18.3);

iv.	3,957,518 Series A shares to be used in the LTIP.
There were no other transactions involving ordinary shares or dilutive potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.